Note 9 - Capital Stock and Reserves - Stock Option Transactions (Details)		12 Months Ended				36 Months Ended
		Mar. 31, 2025 $ / shares		Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2025 $ / shares
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 2.32		$ 5.87	$ 10.06
Share options, balance		333,500		211,300	224,300	224,300
Share options, granted		339,542		238,500	121,000
Share options, exercised		0		(36,000)	(13,000)
Share options, forfeited		(156,589)		(80,300)	(121,000)
Share options, balance		516,453		333,500	211,300	516,453
Share options, exercisable		496,171		333,500	211,300	496,171
Weighted average exercise price, balance (in CAD per share)		$ 7.38		$ 10.81	$ 12.88	$ 12.88
Weighted average exercise price, exercised (in CAD per share)		0		4.7	5.98
Weighted average exercise price, forfeited (in CAD per share)		5.86		9.95	14.67
Weighted average exercise price, balance (in CAD per share)		3.96		7.38	10.81	3.96
Weighted average exercise price, exercisable (in CAD per share)		$ 4.02		$ 7.38	$ 10.81	$ 4.02
Weighted average remaining life (years) (Year)		2 years 9 months 21 days		2 years 7 months 9 days	2 years 6 months 25 days
Performance stock options [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 0	$ 0
Share options, balance		0		15,000	15,000	15,000
Share options, granted				0	0
Share options, exercised				0	0
Share options, forfeited				(15,000)	0
Share options, balance				0	15,000
Share options, exercisable				0	0
Weighted average exercise price, balance (in CAD per share)		$ 0		$ 14.25	$ 14.25	$ 14.25
Weighted average exercise price, forfeited (in CAD per share)				14.25	0
Weighted average exercise price, balance (in CAD per share)				0	$ 14.25
Weighted average remaining life (years) (Year)					1 year
Stock options expiring March 8, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 14.12	[1]	$ 15.5	$ 15.5
Share options, balance		4,000		4,000	4,000	4,000
Share options, granted		0		0	0
Share options, exercised		0		0	0
Share options, forfeited		(4,000)		0	0
Share options, balance		0		4,000	4,000	0
Share options, exercisable		0		4,000	4,000	0
Stock options expiring March 1, 2024 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 16.5	$ 16.5
Share options, balance		0		15,000	15,000	15,000
Share options, granted				0	0
Share options, exercised				0	0
Share options, forfeited				(15,000)	0
Share options, balance				0	15,000
Share options, exercisable				0	15,000
Stock options expiring January 4, 2023 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)					$ 14.25
Share options, balance				0	105,000	105,000
Share options, granted					0
Share options, exercised					0
Share options, forfeited					(105,000)
Share options, balance					0
Share options, exercisable					0
Stock options expiring March 31, 2024 [member] | Performance stock options [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 14.25	$ 14.25
Share options, balance		0		15,000	15,000	15,000
Share options, granted				0	0
Share options, exercised				0	0
Share options, forfeited				(15,000)	0
Share options, balance				0	15,000
Share options, exercisable				0	0
Stock options expiring September 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 11.61	[1]	$ 12.75	$ 12.75
Share options, balance		20,000		20,000	0	0
Share options, granted		0		0	20,000
Share options, exercised		0		0	0
Share options, forfeited		0		0	0
Share options, balance		20,000		20,000	20,000	20,000
Share options, exercisable		20,000		20,000	20,000	20,000
Stock Options Expiring November 14, 2024 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 3.65
Share options, balance		0		0
Share options, granted				36,000
Share options, exercised				(36,000)
Share options, forfeited				0
Share options, balance				0	0
Share options, exercisable				0
Stock options expiring September 6, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 12.52	[1]	$ 13.75	$ 13.75
Share options, balance		8,000		8,000	0	0
Share options, granted		0		0	8,000
Share options, exercised		0		0	0
Share options, forfeited		(8,000)		0	0
Share options, balance		0		8,000	8,000	0
Share options, exercisable		0		8,000	8,000	0
Stock options expiring November 20, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 3.64	[1]	$ 4	$ 4
Share options, balance		6,000		6,000	8,000	8,000
Share options, granted		0		0	0
Share options, exercised		0		0	(2,000)
Share options, forfeited		0		0	0
Share options, balance		6,000		6,000	6,000	6,000
Share options, exercisable		6,000		6,000	6,000	6,000
Stock options expiring December 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 8.2	[1]	$ 9	$ 9
Share options, balance		62,000		62,000	0	0
Share options, granted		0		0	62,000
Share options, exercised		0		0	0
Share options, forfeited		(37,000)		0	0
Share options, balance		25,000		62,000	62,000	25,000
Share options, exercisable		25,000		62,000	62,000	25,000
Stock options expiring December 13, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 8.65	[1]	$ 9.5	$ 9.5
Share options, balance		21,000		31,000	0	0
Share options, granted		0		0	31,000
Share options, exercised		0		0	0
Share options, forfeited		0		(10,000)	0
Share options, balance		21,000		21,000	31,000	21,000
Share options, exercisable		21,000		21,000	31,000	21,000
Stock options expiring March 26, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 3.01	[1]	$ 3.3
Share options, balance		20,000		0
Share options, granted		0		20,000
Share options, exercised		0
Share options, forfeited		0
Share options, balance		20,000	[2]	20,000	0	20,000	[2]
Share options, exercisable		20,000		20,000		20,000
Stock options expiring August 25, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 5.15	[1]	$ 5.65
Share options, balance		17,500		0
Share options, granted		0		17,500
Share options, exercised		0		0
Share options, forfeited		0		0
Share options, balance		17,500		17,500	0	17,500
Share options, exercisable		17,500		17,500		17,500
Stock options expiring September 6, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 6.01	[1]	$ 6.6
Share options, balance		40,000		0
Share options, granted		0		40,000
Share options, exercised		0		0
Share options, forfeited		(15,000)		0
Share options, balance		25,000		40,000	0	25,000
Share options, exercisable		25,000		40,000		25,000
Stock options expiring January 15, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 7.25	$ 7.25
Share options, balance		0		35,300	41,300	41,300
Share options, granted				0	0
Share options, exercised				0	(6,000)
Share options, forfeited				(35,300)	0
Share options, balance				0	35,300
Share options, exercisable				0	35,300
Stock options expiring November 1, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 6.84	[1]	$ 7.5	$ 7.5
Share options, balance		10,000		10,000	10,000	10,000
Share options, granted		0		0	0
Share options, exercised		0		0	0
Share options, forfeited		0		0	0
Share options, balance		10,000		10,000	10,000	10,000
Share options, exercisable		10,000		10,000	10,000	10,000
Stock options expiring October 21, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)					$ 5.25
Share options, balance				0	5,000	5,000
Share options, granted					0
Share options, exercised					(5,000)
Share options, forfeited					0
Share options, balance					0
Share options, exercisable					0
Stock Options Expiring December 4, 2026 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 4.98	[1]	$ 5.47
Share options, balance		20,000		0
Share options, granted		0		20,000
Share options, exercised		0		0
Share options, forfeited		0		0
Share options, balance		20,000		20,000	0	20,000
Share options, exercisable		20,000		20,000		20,000
Stock options expiring November 15, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	[1]	$ 2.51
Share options, balance		0
Share options, granted		55,000
Share options, exercised		0
Share options, forfeited		0
Share options, balance		55,000	[3]	0		55,000	[3]
Share options, exercisable		55,000				55,000
Stock options expiring December 3, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)					$ 12.5
Share options, balance				0	6,000	6,000
Share options, granted					0
Share options, exercised					0
Share options, forfeited					(6,000)
Share options, balance					0
Share options, exercisable					0
Stock options expiring March 27, 2028 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 1.2
Share options, balance		0
Share options, granted		83,333
Share options, exercised		0
Share options, forfeited		0
Share options, balance		83,333		0		83,333
Share options, exercisable		83,333				83,333
Stock options expiring January 17, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)					$ 20.25
Share options, balance				0	10,000	10,000
Share options, granted					0
Share options, exercised					0
Share options, forfeited					(10,000)
Share options, balance					0
Share options, exercisable					0
Stock options expiring September 6, 2028 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 6.01	[1]	$ 6.6
Share options, balance		85,000		0
Share options, granted		0		85,000
Share options, exercised		0		0
Share options, forfeited		(25,000)		0
Share options, balance		60,000		85,000	0	60,000
Share options, exercisable		60,000		85,000		60,000
Stock options expiring February 16, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 17.5	$ 17.5
Share options, balance		0		20,000	20,000	20,000
Share options, granted				0	0
Share options, exercised				0	0
Share options, forfeited				(20,000)	0
Share options, balance				0	20,000
Share options, exercisable				0	20,000
Stock options expiring February 15, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 3.98		$ 3.98
Share options, balance		20,000		0
Share options, granted		0		20,000
Share options, exercised		0		0
Share options, forfeited		(20,000)		0
Share options, balance		0		20,000	0	0
Share options, exercisable		0		20,000		0
Stock options expiring July 23, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	[1]	$ 3.81
Share options, balance		0
Share options, granted		36,000
Share options, exercised		0
Share options, forfeited		(36,000)
Share options, balance		0		0		0
Share options, exercisable		0				0
Stock options expiring April 1, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	[1]	$ 2.51
Share options, balance		0
Share options, granted		83,194
Share options, exercised		0
Share options, forfeited		(11,589)
Share options, balance		71,605	[4]	0		71,605	[4]
Share options, exercisable		51,323				51,323
Stock options expiring November 15, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	[1]	$ 2.51
Share options, balance		0
Share options, granted		36,815
Share options, exercised		0
Share options, forfeited		0
Share options, balance		36,815	[5]	0		36,815	[5]
Share options, exercisable		36,815				36,815
Stock options expiring February 12, 2030 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 1.418
Share options, balance		0
Share options, granted		36,000
Share options, exercised		0
Share options, forfeited		0
Share options, balance		36,000	[6]	0		36,000	[6]
Share options, exercisable		36,000				36,000
Stock options expiring February 12, 2030 2 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 1.38
Share options, balance		0
Share options, granted		9,200
Share options, exercised		0
Share options, forfeited		0
Share options, balance		9,200		0		9,200
Share options, exercisable		9,200				9,200

[1]	on January 31, 2025, pursuant to the Arrangement Agreement (Note 17), the Company modified the exercise of certain stock options.
[2]	exercised subsequently
[3]	37,000 exercised subsequently
[4]	10,623 exercised subsequently
[5]	20,000 exercised subsequently
[6]	10,319 exercised subsequently